Label	Element	Value
Lazard Explorer Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock

THE LAZARD FUNDS, INC.

Supplement to Current Prospectus

Lazard Explorer Total Return Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Explorer Total Return Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.90%	.90%	.90%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.17%	1.14%	.17%	**
Acquired Fund Fees and Expenses (Underlying Funds)	.02%	.02%	.02%
Total Annual Portfolio Operating Expenses	1.09%	2.31%	1.09%
Fee Waiver and Expense Reimbursement***	—	.89%	.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement****	1.09%	1.42%	1.07%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

****	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement are 1.07%, 1.40% and 1.05% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces in the table in “Example” in the Summary Prospectus and “Summary Section—Lazard Explorer Total Return Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$111	$357	$623	$1,382
Open Shares	$145	$646	$1,175	$2,624
R6 Shares	$109	$355	$621	$1,380

Dated: June 22, 2017

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Explorer Total Return Portfolio